SHARE CAPITAL - Issued share capital and issuance of share capital (Details)							3 Months Ended	12 Months Ended
	Sep. 08, 2021 shares	Apr. 06, 2021 CAD ($) shares	Mar. 10, 2021 CAD ($) $ / shares shares	Nov. 12, 2020 CAD ($) $ / shares shares	Jun. 08, 2020 CAD ($) $ / shares shares	Feb. 29, 2020 CAD ($) $ / shares shares	May 31, 2020 CAD ($) $ / shares shares	Aug. 31, 2021 CAD ($) shares	Aug. 31, 2020 CAD ($) $ / shares shares	Apr. 22, 2020 CAD ($)	Dec. 04, 2019 CAD ($)	Aug. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares								298,786,023
Shares outstanding | shares								298,786,023	194,511,061			156,196,347
Issued capital								$ 730,803,000	$ 420,673,000
Equity								$ 479,805,000	299,527,000			$ 327,006,000
Shares issued related to business combination, net of issue costs (in shares) | shares	1,039,192	5,045,873						5,045,873
Shares issued in a business combination		$ 22,000,000						$ 21,935,000
Legal fees and due diligence costs		620,000
Acquisition costs recognized as an expense		555,000
Acquisition costs capitalized to share issuance cost		$ 65,000
Private placement, net of issue costs			$ 221,211,000					$ 220,037,000	0
Issuance of shares in the period (in shares) | shares			58,336,392					58,336,392
Issuance of shares through private placement, price per share (cad per share) | $ / shares			$ 3.792
Proportion of ownership interests held by non-controlling interests			19.90%
Liabilities								$ 74,212,000	135,600,000
Value allocated to common shares			$ 218,471,000
Share issuance costs			1,174,000					803,000	0
Gross proceeds from equity issued								0	99,997,000
Number of common shares included in each unit (in shares)				1
Number of warrants issued in each unit that is issued (in shares)				0.5
Number of warrants issued | shares				18,687,500
Professional fees								6,147,000	5,367,000
CoE
Disclosure of classes of share capital [line items]
Investment Proceeds was reserved in order to satisfy certain of the Company’s obligations under the PDC Agreement			31,109,000
November 2020 Unit Offering
Disclosure of classes of share capital [line items]
Value allocated to common shares				$ 56,249,000
Share issuance costs				4,305,000
Gross proceeds from equity issued				$ 69,143,000
Units sold | shares				37,375,000
Units issued in period, price per unit | $ / shares				$ 1.85
Number of common shares included in each unit (in shares)				1
Number of common shares issued | shares				37,375,000
Cash commission				5.00%
Cash commission, paid				$ 3,457,000
November 2020 Unit Offering | Derivatives
Disclosure of classes of share capital [line items]
Share issuance costs				803,000
Gross proceeds from equity issued				12,894,000
December 2019 ATM Program
Disclosure of classes of share capital [line items]
Gross proceeds from equity issued						$ 54,966,000
Number of common shares issued | shares						16,201,183
Weighted average price | $ / shares						$ 3.39
Net proceeds from issue of shares						$ 52,885,000
Other fee and commission expense						1,100,000
Regulatory Fees						12,000
Professional fees						$ 969,000
December 2019 ATM Program | Top of range
Disclosure of classes of share capital [line items]
Issued capital											$ 55,000,000
April 2020 ATM Program
Disclosure of classes of share capital [line items]
Gross proceeds from equity issued					$ 17,915,000		$ 31,069,000		$ 48,785,000
Number of common shares issued | shares					7,044,951		14,035,278		21,080,229
Weighted average price | $ / shares					$ 2.54		$ 2.21		$ 2.31
Net proceeds from issue of shares									$ 47,112,000
Regulatory Fees									1,000
Professional fees									697,000
Agents commission									975,000
April 2020 ATM Program | Top of range
Disclosure of classes of share capital [line items]
Issued capital										$ 49,000,000
Issued capital
Disclosure of classes of share capital [line items]
Equity								730,803,000	420,673,000			$ 318,125,000
Shares issued in a business combination								21,935,000
Share issuance costs				$ 3,502,000
Top Up Rights
Disclosure of classes of share capital [line items]
Liabilities			$ 2,740,000					$ 2,508,000	$ 0